Share-based payments - Disclosure of Detailed Information Expense from Share Based Payment Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of revenues	¥ 231,319	$ 32,581	¥ 86,647	¥ 29,587
Selling and marketing expenses	446,708	62,918	241,430	193,340
Administrative expenses	669,837	94,345	2,195,981	34,458
Research and development expenses	63,050	$ 8,880	36,557	30,253
Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of revenues	8,895		5,322	82
Selling and marketing expenses	63,766		27,846	3,896
Administrative expenses	316,762		170,145	6,323
Research and development expenses	9,653		10,519	487
Total	¥ 399,076		¥ 213,832	¥ 10,788